            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT
                          OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549
                  Report for the Period Ended December 31, 1999

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                      If amended report check here: /    /


Name of Institutional Investment Manager:
Westchester Capital Management, Inc.        13F File No.:
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Business Address:
100 Summit Lake Drive   Valhalla    New York    10595
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      Street            City        State       Zip


Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Frederick W. Green, (914) 741-5600, President
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ATTENTION--Intentional misstatements or omissions of facts constitute Federal
Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
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            The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

            Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York as of the 9th day of February, 2000.


                                            Westchester Capital Management, Inc.
                                            ------------------------------------
                                            (Name of Institutional Investment
                                            Manager)


                                            /s/Frederick W. Green
                                            ------------------------------------
                                            (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)

            13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                    13F File No.
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
FORM 13F
Westchester Capital Management, Inc.
December 31, 1999

                                           Item 2                     Item 4       Item 5            Item 6                Item 8
Item 1                                     Title of      Item 3       Fair Market  Shares or         Investment  Item 7    Voting
Name of Issuer                             Class         CUSIP        Value        Principal Amount  Discretion  Managers  Authority
------------------------------------------------------------------------------------------------------------------------------------
Equities
COMMON STOCK
AdForce, Inc.                              COMMON STOCK  006867105    14,175,075            198,600  (b) Shared            (a) Sole
AdForce, Inc.                              COMMON STOCK  006867105    35,366,312            495,500  (a) Sole              (a) Sole
AEGON N.V. ADR                             COMMON STOCK  007924103       783,100              8,200  (b) Shared            (a) Sole
AEGON N.V. ordinary                        COMMON STOCK    5462304     1,915,662             19,900  (b) Shared            (a) Sole
Air Express International Corporation      COMMON STOCK  009104100     2,429,900             75,200  (b) Shared            (a) Sole
Air Express International Corporation      COMMON STOCK  009104100     7,755,000            240,000  (a) Sole              (a) Sole
The Allstate Corporation                   COMMON STOCK  020002101       513,600             21,400  (b) Shared            (a) Sole
America Online, Inc.                       COMMON STOCK  02364J104     4,797,825             63,600  (b) Shared            (a) Sole
Atlantic Richfield Company                 COMMON STOCK  048825103     5,311,100             61,400  (b) Shared            (a) Sole
Atlantic Richfield Company                 COMMON STOCK  048825103    16,270,650            188,100  (a) Sole              (a) Sole
At Home Corporation                        COMMON STOCK  045919107     2,499,355             58,294  (b) Shared            (a) Sole
ALZA Corporation                           COMMON STOCK  022615108     3,981,875            115,000  (b) Shared            (a) Sole
ALZA Corporation                           COMMON STOCK  022615108    11,190,800            323,200  (a) Sole              (a) Sole
BB&T Corporation                           COMMON STOCK  054937107       695,434             25,404  (b) Shared            (a) Sole
BCE, Inc.                                  COMMON STOCK  05534B109     4,184,700             46,400  (b) Shared            (a) Sole
BCE, Inc.                                  COMMON STOCK  05534B109    11,742,412            130,200  (a) Sole              (a) Sole
BMC Software, Inc.                         COMMON STOCK  055921100     1,866,541             23,350  (b) Shared            (a) Sole
Burlington Resources, Inc.                 COMMON STOCK  122014103       694,312             21,000  (b) Shared            (a) Sole
The Chubb Corporation                      COMMON STOCK  171232101     1,328,299             23,588  (b) Shared            (a) Sole
CBS Corp.                                  COMMON STOCK  12490K107     5,996,059             93,780  (b) Shared            (a) Sole
CBS Corp.                                  COMMON STOCK  12490K107     2,122,725             33,200  (a) Sole              (a) Sole
Cadillac Fairview Corporation              COMMON STOCK  126929207     6,894,240            300,000  (b) Shared            (a) Sole
Cadillac Fairview Corporation              COMMON STOCK  126929207    21,441,086            933,000  (a) Sole              (a) Sole
Cadence Design Systems, Inc.               COMMON STOCK  127387108     1,694,400             70,600  (b) Shared            (a) Sole
Clarify, Inc.                              COMMON STOCK  180492100    12,525,992             98,800  (b) Shared            (a) Sole
Clarify, Inc.                              COMMON STOCK  180492100    36,221,417            285,700  (a) Sole              (a) Sole
The Coleman Company, Inc.                  COMMON STOCK  193559101       528,205             56,720  (b) Shared            (a) Sole
The Coleman Company, Inc.                  COMMON STOCK  193559101       812,050             87,200  (a) Sole              (a) Sole
The Clorox Company                         COMMON STOCK  189054109       492,264              9,772  (b) Shared            (a) Sole
Consolidated Natural Gas Company           COMMON STOCK  209615103     3,246,875             50,000  (b) Shared            (a) Sole
Consolidated Natural Gas Company           COMMON STOCK  209615103     3,246,875             50,000  (a) Sole              (a) Sole
Cisco Systems, Inc.                        COMMON STOCK  17275R102     4,028,971             37,610  (b) Shared            (a) Sole
Cintas Corporation                         COMMON STOCK  172908105     1,219,431             22,954  (b) Shared            (a) Sole
DoubleClick, Inc.                          COMMON STOCK  258609304     3,534,018             13,965  (b) Shared            (a) Sole
The DII Group, Inc.                        COMMON STOCK  232949107     7,494,300            105,600  (b) Shared            (a) Sole
The DII Group, Inc.                        COMMON STOCK  232949107    20,808,037            293,200  (a) Sole              (a) Sole
EMC Corporation                            COMMON STOCK  268648102     1,707,031             15,625  (b) Shared            (a) Sole
Sprint Corporation                         COMMON STOCK  852061100     4,038,750             60,000  (b) Shared            (a) Sole
Sprint Corporation                         COMMON STOCK  852061100    13,462,500            200,000  (a) Sole              (a) Sole
First Union Corp.                          COMMON STOCK  337358105       978,764             29,829  (b) Shared            (a) Sole

Global Crossing Ltd.                       COMMON STOCK    2285065     1,575,000             31,500  (b) Shared            (a) Sole
Genesys Telecommunications Laboratories    COMMON STOCK  371931106     4,500,389             83,100  (b) Shared            (a) Sole
Genesys Telecommunications Laboratories    COMMON STOCK  371931106     8,600,020            158,800  (a) Sole              (a) Sole
General Dynamics Corporation               COMMON STOCK  369550108     2,057,250             39,000  (b) Shared            (a) Sole
General Electric Company                   COMMON STOCK  369604103     1,224,382              7,912  (b) Shared            (a) Sole
General Instrument Corporation             COMMON STOCK  370120107    15,852,500            186,500  (b) Shared            (a) Sole
General Instrument Corporation             COMMON STOCK  370120107    41,522,500            488,500  (a) Sole              (a) Sole
B.F. Goodrich Company                      COMMON STOCK  382388106       220,220              8,008  (b) Shared            (a) Sole
Honeywell International Inc.               COMMON STOCK  438516106     1,511,412             26,200  (b) Shared            (a) Sole
Hannaford Bros. Co.                        COMMON STOCK  410550107    10,424,600            150,400  (b) Shared            (a) Sole
Hannaford Bros. Co.                        COMMON STOCK  410550107    32,001,581            461,700  (a) Sole              (a) Sole
Infinity Broadcasting Corporation          COMMON STOCK  45662S102       678,516             18,750  (b) Shared            (a) Sole
Intel Corporation                          COMMON STOCK  458140100     1,380,381             16,770  (b) Shared            (a) Sole
Illinois Tool Works, Inc.                  COMMON STOCK  452308109     2,303,949             34,101  (b) Shared            (a) Sole
Johnson & Johnson                          COMMON STOCK  478160104     1,785,113             19,169  (b) Shared            (a) Sole
Jones Intercable, Inc.                     COMMON STOCK  480206101     1,320,500             19,000  (a) Sole              (a) Sole
Jones Intercable, Inc. Class A             COMMON STOCK  480206200     9,669,094            139,500  (b) Shared            (a) Sole
Jones Intercable, Inc. Class A             COMMON STOCK  480206200    15,227,956            219,700  (a) Sole              (a) Sole
Jostens, Inc.                              COMMON STOCK  481088102     1,784,537             73,400  (b) Shared            (a) Sole
Kerr-McGee Corporation                     COMMON STOCK  492386107     1,962,300             31,650  (b) Shared            (a) Sole
Lowe's Companies, Inc.                     COMMON STOCK  548661107       764,800             12,800  (b) Shared            (a) Sole
Mattel, Inc.                               COMMON STOCK  577081102       913,500             69,600  (b) Shared            (a) Sole
McKesson HBOC, Inc.                        COMMON STOCK  58155Q103       258,792             11,470  (b) Shared            (a) Sole
MCN Energy Group, Inc.                     COMMON STOCK  55267J100     7,818,500            329,200  (b) Shared            (a) Sole
MCN Energy Group, Inc.                     COMMON STOCK  55267J100    23,773,750          1,001,000  (a) Sole              (a) Sole
MidAmerican Energy Holdings Company        COMMON STOCK  59562V107     8,125,425            241,200  (b) Shared            (a) Sole
MidAmerican Energy Holdings Company        COMMON STOCK  59562V107    24,783,894            735,700  (a) Sole              (a) Sole
Optical Coating Laboratories, Inc.         COMMON STOCK  683829105    11,721,600             39,600  (b) Shared            (a) Sole
Optical Coating Laboratories, Inc.         COMMON STOCK  683829105    28,712,000             97,000  (a) Sole              (a) Sole
Omnipoint Corporation                      COMMON STOCK  68212D102    16,174,756            134,300  (b) Shared            (a) Sole
Omnipoint Corporation                      COMMON STOCK  68212D102    44,790,706            371,900  (a) Sole              (a) Sole
PIMCO Advisors Holdings L.P.               COMMON STOCK  69338P102     6,930,731            183,900  (b) Shared            (a) Sole
PIMCO Advisors Holdings L.P.               COMMON STOCK  69338P102    23,256,956            617,100  (a) Sole              (a) Sole
Prime Bancshares, Inc.                     COMMON STOCK  74157H108     4,458,037            188,700  (b) Shared            (a) Sole
Prime Bancshares, Inc.                     COMMON STOCK  74157H108     2,617,650            110,800  (a) Sole              (a) Sole
Placer Dome  Inc.                          COMMON STOCK  725906101       882,306             82,075  (b) Shared            (a) Sole
Pittway Corporation Class A                COMMON STOCK  725790208     1,792,500             40,000  (b) Shared            (a) Sole
Pittway Corporation Class A                COMMON STOCK  725790208     7,452,319            166,300  (a) Sole              (a) Sole
Safeskin Corporation                       COMMON STOCK  786454108     4,680,250            386,000  (b) Shared            (a) Sole
Safeskin Corporation                       COMMON STOCK  786454108    10,847,025            894,600  (a) Sole              (a) Sole
Shire Pharmaceuticals Group plc ADR        COMMON STOCK  82481R106     1,609,418             55,259  (b) Shared            (a) Sole
SUPERVALU, Inc.                            COMMON STOCK  868536103       584,000             29,200  (b) Shared            (a) Sole
Syratech Corporation                       COMMON STOCK  871824108       367,770             73,554  (a) Sole              (a) Sole
AT&T Corp.                                 COMMON STOCK  001957109         1,522                 30  (a) Sole              (a) Sole
TJ International, Inc.                     COMMON STOCK  872534102     5,250,000            125,000  (b) Shared            (a) Sole
TJ International, Inc.                     COMMON STOCK  872534102     5,040,000            120,000  (a) Sole              (a) Sole
Union Carbide Corporation                  COMMON STOCK  905581104     4,899,450             73,400  (b) Shared            (a) Sole
Union Carbide Corporation                  COMMON STOCK  905581104    16,046,700            240,400  (a) Sole              (a) Sole
MediaOne Group, Inc.                       COMMON STOCK  58440J104    10,484,906            136,500  (b) Shared            (a) Sole

MediaOne Group, Inc.                       COMMON STOCK  58440J104    34,611,712            450,600  (a) Sole              (a) Sole
U.S. Bancorp                               COMMON STOCK  902973106       595,312             25,000  (b) Shared            (a) Sole
UST Corp.                                  COMMON STOCK  902900109     6,334,125            199,500  (b) Shared            (a) Sole
UST Corp.                                  COMMON STOCK  902900109    22,066,250            695,000  (a) Sole              (a) Sole
US WEST, Inc.                              COMMON STOCK  91273H101    12,592,800            174,900  (b) Shared            (a) Sole
US WEST, Inc.                              COMMON STOCK  91273H101    34,113,600            473,800  (a) Sole              (a) Sole
United Technologies Corporation            COMMON STOCK  913017109       725,400             11,160  (b) Shared            (a) Sole
Wachovia Corportion                        COMMON STOCK  929771103       208,420              3,065  (b) Shared            (a) Sole
Walden Residential Properties, Inc.        COMMON STOCK  931210108     3,758,425            173,800  (b) Shared            (a) Sole
Walden Residential Properties, Inc.        COMMON STOCK  931210108     6,818,362            315,300  (a) Sole              (a) Sole
Washington Mutual, Inc.                    COMMON STOCK  939322103       436,800             16,800  (b) Shared            (a) Sole
Waste Management, Inc.                     COMMON STOCK  94106L109       275,000             16,000  (b) Shared            (a) Sole
Yahoo! Inc.                                COMMON STOCK  984332106    12,875,915             29,758  (b) Shared            (a) Sole
Ziff-Davis, Inc.                           COMMON STOCK  989511100     4,871,831            308,100  (b) Shared            (a) Sole
Ziff-Davis, Inc.                           COMMON STOCK  989511100    11,490,121            726,648  (a) Sole              (a) Sole

FIXED INCOME
CORPORATE BONDS
MindSpring Convertible
  5.000% due 04-15-06                   CORPORATE BONDS  602683AA2     8,106,000          8,400,000  (b) Shared            (a) Sole
MindSpring Convertible
  5.000% due 04-15-06                   CORPORATE BONDS  602683AA2    23,905,945         24,773,000  (a) Sole              (a) Sole


GRAND TOTAL                                                         $894,423,423